Consolidated Statements of Financial Position - USD ($) $ in Thousands	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Non-current assets
Property, plant and equipment, net	$ 6,346	$ 412	$ 439
Right of use asset	10,104	190
Intangible assets, net	54,005	15,586	15,236
Deferred tax assets		4,405	4,099
Other investments	8,499
Total non-current assets	78,954	20,593	19,774
Current assets
Cash and cash equivalents	2,018	60	199
Restricted cash	61	191	292
Trade and other receivables	74,401	70,737	10,043
Inventory	986	1,151	1,646
Digital assets	5	5
Assets classified as held for sale			5,479
Total current assets	77,471	72,144	17,659
TOTAL ASSETS	156,425	92,737	37,433
Current liabilities
Trade and other payables	54,660	38,854	37,928
Lease liabilities	741	55
Warrant derivative liability	17,140
Income tax liability	260	168	280
Provisions	3,740	2,474	2,230
Loans and borrowings	12,877	12,194	8,171
Liabilities classified as held for sale			5,515
Total current liabilities	89,418	53,745	54,124
Non-current liabilities
Other payables		2,225
Provisions	18	17	57
Loans and borrowings	15,859	16,800	20,915
Lease liabilities	9,552	140
Deferred tax liabilities	4,644	2,572	2,873
Total non-current liabilities	30,073	21,754	23,845
Total liabilities	119,491	75,499	77,969
Equity
Share capital	3,687	1,504	533
Share premium	165,738	122,368	108,220
Shares subscription equity reserve	60,500	60,500
Cumulative translation reserve	(624)	(1,966)	2
Convertible preference shares	24,775
Other reserves	(8,762)	(6,519)	(6,301)
Accumulated deficit	(208,381)	(158,649)	(142,990)
Equity and reserves attributable to owners	36,934	17,238	(40,536)
Total equity	36,934	17,238	(40,536)
TOTAL EQUITY AND LIABILITIES	$ 156,425	$ 92,737	$ 37,433